Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net investment hedge, net of deferred taxes	$ (8)	$ 0	$ 0
Net actuarial gain/(loss), net of deferred taxes	$ 3	$ (2)	$ 1